RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS (Schedule of Measurement of lease liability) (Details) - ILS (₪) ₪ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of significant accounting policies [Abstract]
Operating lease commitments (undiscounted) disclosed as at December 31, 2018	₪ 372
Discounted using the lessee's incremental borrowing rate as of the date of initial application	328
Group's share in PHI's lease liability (see note 9)	355
Lease liability recognized as at January 1, 2019 of which are:	617	₪ 683
Current lease liabilities	131
Non-current liabilities	₪ 486